Portfolio of investments—May 31, 2022 (unaudited)

		Value
Investment companies: 99.98%
Affiliated master portfolios: 99.98%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 28,225,024
Allspring Emerging Markets Bond Portfolio		2,398,325
Allspring Factor Enhanced Emerging Markets Equity Portfolio		3,853,013
Allspring Factor Enhanced International Equity Portfolio		12,753,116
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		23,313,651
Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio		2,317,526
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		5,819,521
Allspring High Yield Corporate Bond Portfolio		2,412,147
Allspring Investment Grade Corporate Bond Portfolio		14,728,151
Allspring Strategic Retirement Bond Portfolio		6,233,350
Allspring U.S. REIT Portfolio		2,594,306
Total Investment companies (Cost $96,323,126)		104,648,130
Total investments in securities (Cost $96,323,126)	99.98%	104,648,130
Other assets and liabilities, net	0.02	21,688
Total net assets	100.00%	$104,669,818
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	8.88%	6.86%	$(963,300)	$(1,382,883)	$130,062	$0	$3,519	$28,225,024
Allspring Emerging Markets Bond Portfolio	11.59	9.50	(236,805)	24,960	42,849	0	39	2,398,325
Allspring Factor Enhanced Emerging Markets Equity Portfolio	3.77	2.82	(211,520)	(131,577)	0	38,208	140	3,853,013
Allspring Factor Enhanced International Equity Portfolio	3.20	2.35	54,699	(686,522)	0	236,717	286	12,753,116
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	5.19	3.93	1,804,984	(2,743,689)	0	107,469	770	23,313,651
Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio	15.60	12.99	53,897	16,332	0	11,947	66	2,317,526
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	5.13	3.87	171,624	(678,234)	0	32,809	214	5,819,521
Allspring High Yield Corporate Bond Portfolio	11.72	9.49	(48,677)	(116,446)	40,984	0	24	2,412,147
Allspring Investment Grade Corporate Bond Portfolio	11.72	9.51	(300,029)	(1,267,839)	143,157	0	124	14,728,151
Allspring Strategic Retirement Bond Portfolio	15.94	13.18	12,788	(401,254)	126,364	0	33	6,233,350
Allspring U.S. REIT Portfolio	18.98	15.29	387,521	(438,086)	0	31,334	19	2,594,306
			$725,182	$(7,805,238)	$483,416	$458,484	$5,234	$104,648,130
See accompanying notes to portfolio of investments

Allspring Target 2025 Fund  |  1

Notes to portfolio of investments—May 31, 2022 (unaudited)

The Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
At May 31, 2022, the affiliated Master Portfolios were measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $104,648,130. The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Government Intermediate Bond Index, before fees and expenses
Allspring U.S. REIT Portfolio	Seeks to replicate the total return of the Dow Jones U.S. Select REIT Index, before fees and expenses

2  |  Allspring Target 2025 Fund